Document and Entity Information	Jul. 16, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001821534
Document Type	8-K
Document Period End Date	Jul. 16, 2026
Entity Registrant Name	Exodus Movement, Inc.
Entity Incorporation State Country Code	TX
Entity File Number	001-42047
Entity Tax Identification Number	81-3548560
Entity Address, Address Line One	15418 Weir St.
Entity Address, Address Line Two	#333
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68137
City Area Code	833
Local Phone Number	992-2566
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.000001 per share
Trading Symbol	EXOD
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false